Pension, Health Care and Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
The Company provides pension benefits to substantially all employees through primarily noncontributory defined contribution or defined benefit plans and certain health care and life insurance benefits to domestic active employees and eligible retirees. In accordance with the Retirement Benefits Topic of the ASC, the Company recognizes an asset for overfunded defined benefit pension or other postretirement benefit plans and a liability for unfunded or underfunded plans. In addition, actuarial gains and losses and prior service costs of such plans are recorded in Cumulative other comprehensive loss, a component of Shareholders’ equity. The amounts recorded in Cumulative other comprehensive loss will continue to be modified as actuarial assumptions and service costs change, and all such amounts will be amortized to expense over a period of years through the net pension cost (credit) and net periodic benefit cost.
Health care plans. The Company provides certain domestic health care plans that are contributory and contain cost-sharing features such as deductibles and coinsurance. There were 21,239, 19,440 and 18,609 active employees entitled to receive benefits under these plans at December 31, 2014, 2013 and 2012, respectively. The cost of these benefits for active employees, which includes claims incurred and claims incurred but not reported, amounted to $202,787, $174,588 and $163,011 for 2014, 2013 and 2012, respectively.
Defined contribution pension plans. The Company’s annual contribution for its domestic defined contribution pension plan was $32,384, $27,803 and $25,147 for 2014, 2013 and 2012, respectively. The contribution percentage ranges from two percent to seven percent of compensation for covered employees based on an age and service formula. Assets in employee accounts of the domestic defined contribution pension plan are invested in various investment funds as directed by the participants. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
The Company’s annual contribution for its foreign defined contribution pension plans, which is based on various percentages of compensation for covered employees up to certain limits, was $4,592, $1,428 and $4,621 for 2014, 2013 and 2012, respectively. Assets in employee accounts of the foreign defined contribution pension plans are invested in various investment funds. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
Defined benefit pension plans. The Company has one salaried and one hourly domestic defined benefit pension plan, and twenty-one foreign defined benefit pension plans, including three Canadian plans acquired in connection with the 2013 acquisition of Comex's U.S./Canada business. All participants in the domestic salaried defined benefit pension plan prior to January 1, 2002 retain the previous defined benefit formula for computing benefits with certain modifications for active employees. Eligible domestic salaried employees hired or re-hired between January 1, 2002 and September 30, 2011 became participants in the revised domestic salaried defined benefit pension plan upon completion of six months of service. All employees who became participants on or after January 1, 2002 and before January 1, 2005 were credited with certain contribution credits equivalent to six percent of their salary. All employees who became participants on or after January 1, 2005 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Effective July 1, 2009, the domestic salaried defined benefit pension plan was revised, and all employees who become participants on or after January 1, 2002 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Contribution credits are converted into units to account for each participant’s benefits. Participants will receive a variable annuity benefit upon retirement or a lump sum distribution upon termination (if vested). The variable annuity benefit is subject to the hypothetical returns achieved on each participant’s allocation of units from investments in various investment funds as directed by the participant. Contribution credits to the revised domestic salaried defined benefit pension plan are being funded through existing plan assets. Effective October 1, 2011, the domestic salaried defined benefit pension plan was frozen for new hires, and all newly hired U.S. non-collectively bargained employees are eligible to participate in the Company’s domestic defined contribution plan.
In connection with the 2013 acquisition of Comex's U.S./Canada business, the Company acquired a domestic defined benefit pension plan (Comex Plan). The Comex Plan was merged into the Company's salaried defined benefit pension plan as of November 29, 2013 and was frozen for new participants as of December 31, 2013. Accrued benefits and vesting service under the Comex Plan were credited under the Company's domestic salaried defined benefit pension plan.
At December 31, 2014, the domestic salaried and hourly defined benefit pension plans were overfunded, with a projected benefit obligation of $653,338, fair value of plan assets of $896,071 and excess plan assets of $242,733. The plans are funded in accordance with all applicable regulations at December 31, 2014 and no funding will be required in 2015. At December 31, 2013, the domestic salaried and hourly defined benefit pension plans were overfunded, with a projected benefit obligation of $582,036, fair value of plan assets of $870,386 and excess plan assets of $288,350. At December 31, 2012, the domestic salaried defined benefit pension plan was overfunded, with a projected benefit obligation of $313,964, fair value of plan assets of $559,552 and excess plan assets of $245,588, and the domestic hourly defined benefit pension plan was underfunded, with a projected benefit obligation of $152,863, fair value of plan assets of $144,011 and a deficiency of plan assets of $8,852.
At December 31, 2014, seventeen of the Company’s foreign defined benefit pension plans were unfunded or underfunded, with combined accumulated benefit obligations, projected benefit obligations, fair values of net assets and deficiencies of plan assets of $143,324, $171,841, $117,623 and $54,218, respectively. An increase of $11,527 from 2013 in the combined projected benefit obligations of all foreign defined benefit pension plans was primarily due to changes in plan assumptions.
The Company expects to make the following benefit payments for all domestic and foreign defined benefit pension plans: $64,067 in 2015; $64,285 in 2016; $64,940 in 2017; $65,478 in 2018; $65,636 in 2019; and $286,119 in 2020 through 2024. The Company expects to contribute $6,281 to the foreign plans in 2015.
The estimated net actuarial losses and prior service costs for the defined benefit pension plans that are expected to be amortized from Cumulative other comprehensive loss into the net pension costs in 2015 are $5,311 and $1,310, respectively.
The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2014	2013	2012	2014	2013	2012
Net pension costs:
Service costs	$21,342	$23,176	$19,061	$5,261	$5,039	$3,654
Interest costs	26,266	18,444	17,442	10,422	7,940	6,927
Expected returns on plan assets	(51,293)	(42,937)	(44,841)	(10,836)	(7,487)	(6,799)
Amortization of prior service costs	1,837	1,823	1,591
Amortization of actuarial losses		13,147	22,205	1,413	1,716	1,022
Ongoing pension (credits) costs	(1,848)	13,653	15,458	6,260	7,208	4,804
Settlement (credits) costs				(3,422)	(220)	47
Net pension (credits) costs	(1,848)	13,653	15,458	2,838	6,988	4,851
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	47,785	(90,669)	(26,459)	21,792	(5,487)	14,131
Prior service costs during the year	2,242	1,756	2,495
Amortization of prior service costs	(1,837)	(1,823)	(1,591)
Amortization of actuarial losses		(13,147)	(22,205)	(1,413)	(1,716)	(1,022)
Exchange rate (loss) gain recognized during year				(7,988)	819	1,464
Total recognized in Cumulative other comprehensive loss	48,190	(103,883)	(47,760)	12,391	(6,384)	14,573
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$46,342	$(90,230)	$(32,302)	$15,229	$604	$19,424

The Company employs a total return investment approach for the domestic and foreign defined benefit pension plan assets. A mix of equities and fixed income investments are used to maximize the long-term return of assets for a prudent level of risk. In determining the expected long-term rate of return on defined benefit pension plan assets, management considers the historical rates of return, the nature of investments and an expectation of future investment strategies. The target allocations for plan assets are 45 – 65 percent equity securities and 30 – 40 percent fixed income securities.
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2014, 2013 and 2012:

	Fair Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$14,846		$14,846
Equity investments (b)	739,358	$404,542	334,816
Fixed income investments (c)	285,042	141,529	143,513
Other assets (d)	44,469		28,435	$16,034
	$1,083,715	$546,071	$521,610	$16,034

	Fair Value at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$15,055	$1,941	$13,114
Equity investments (b)	736,873	419,779	317,094
Fixed income investments (c)	255,927	125,377	130,550
Other assets (d)	47,494		29,553	$17,941
	$1,055,349	$547,097	$490,311	$17,941

	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$68,795		$68,795
Equity investments (b)	490,993	$243,553	247,440
Fixed income investments (c)	239,558	131,276	108,282
Other assets (d)	37,230		18,380	$18,850
	$836,576	$374,829	$442,897	$18,850

(a)	This category includes a full range of high quality, short-term money market securities.

(b)	This category includes actively managed equity assets that track primarily to the S&P 500.

(c)	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d)	This category consists of venture capital funds.
The following tables summarize the changes in the fair value of the defined benefit pension plan assets classified as level 3 at December 31, 2014, 2013 and 2012:

	Balance at December 31, 2013	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2014
Other assets	$17,941	$(4,320)	$2,413	$16,034

	Balance at December 31, 2012	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2013
Other assets	$18,850	$(4,068)	$3,159	$17,941

	Balance at January 1, 2012	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2012
Other assets	$20,900	$(3,827)	$1,777	$18,850

Included as equity investments in the domestic defined benefit pension plan assets at December 31, 2014 were 300,000 shares of the Company’s common stock with a market value of $78,912, representing 8.8 percent of total domestic plan assets. Dividends received on the Company’s common stock during 2014 totaled $660.
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2014	2013	2012	2014	2013	2012
Accumulated benefit obligations at end of year	$648,480	$577,736	$460,591	$203,610	$187,670	$142,769
Projected benefit obligations:
Balances at beginning of year	$582,036	$466,827	$410,029	$222,996	$168,758	$141,465
Service costs	21,342	23,176	19,061	5,261	5,039	3,654
Interest costs	26,266	18,444	17,442	10,422	7,940	6,927
Actuarial losses (gains)	68,748	(5,488)	48,346	32,551	5,939	17,532
Acquisitions of businesses and other	2,242	113,174	2,496	(10,062)	39,622	(975)
Effect of foreign exchange				(18,987)	1,549	6,633
Benefits paid	(47,296)	(34,097)	(30,547)	(7,657)	(5,851)	(6,478)
Balances at end of year	653,338	582,036	466,827	234,524	222,996	168,758
Plan assets:
Balances at beginning of year	870,386	703,563	614,463	184,963	133,013	118,060
Actual returns on plan assets	72,256	128,117	119,647	20,240	20,316	10,201
Acquisitions of businesses and other	725	72,803		3,958	36,106	6,205
Effect of foreign exchange				(13,859)	1,379	5,025
Benefits paid	(47,296)	(34,097)	(30,547)	(7,657)	(5,851)	(6,478)
Balances at end of year	896,071	870,386	703,563	187,645	184,963	133,013
Excess (deficient) plan assets over projected benefit obligations	$242,733	$288,350	$236,736	$(46,879)	$(38,033)	$(35,745)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$242,733	$288,350	$245,588	$7,411	$14,096	$4,323
Other accruals				(810)	(1,126)	(869)
Other long-term liabilities			(8,852)	(53,480)	(51,003)	(39,199)
	$242,733	$288,350	$236,736	$(46,879)	$(38,033)	$(35,745)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(107,057)	$(59,272)	$(163,088)	$(47,574)	$(35,183)	$(41,567)
Prior service costs	(6,448)	(6,043)	(6,110)
	$(113,505)	$(65,315)	$(169,198)	$(47,574)	$(35,183)	$(41,567)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.95%	4.65%	3.73%	3.92%	4.89%	4.58%
Rate of compensation increase	4.00%	4.00%	4.00%	3.70%	4.31%	4.08%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.65%	3.73%	4.40%	4.89%	4.58%	4.94%
Expected long-term rate of return on assets	6.00%	6.00%	7.50%	5.58%	5.67%	6.04%
Rate of compensation increase	4.00%	4.00%	4.00%	4.31%	4.08%	4.04%

Postretirement Benefits Other Than Pensions. Employees of the Company hired in the United States prior to January 1, 1993 who are not members of a collective bargaining unit, and certain groups of employees added through acquisitions, are eligible for health care and life insurance benefits upon retirement, subject to the terms of the unfunded plans. There were 4,443, 4,419 and 4,402 retired employees entitled to receive such postretirement benefits at December 31, 2014, 2013 and 2012, respectively.

The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2014	2013	2012
Benefit obligation:
Balance at beginning of year - unfunded	$286,651	$338,134	$316,795
Service cost	2,434	3,061	2,943
Interest cost	12,782	12,183	13,520
Actuarial loss (gain)	27,757	(50,593)	18,961
Plan amendments	(19,043)	(2,503)
Benefits paid	(15,432)	(13,631)	(14,085)
Balance at end of year - unfunded	$295,149	$286,651	$338,134
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(277,892)	$(268,874)	$(320,223)
Other accruals	(17,257)	(17,777)	(17,911)
	$(295,149)	$(286,651)	$(338,134)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(36,044)	$(8,287)	$(62,814)
Prior service costs	21,043	2,503	328
	$(15,001)	$(5,784)	$(62,486)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.90%	4.60%	3.70%
Health care cost trend rate - pre-65	7.00%	7.50%	8.00%
Health care cost trend rate - post-65	6.50%	6.50%	8.00%
Prescription drug cost increases	6.50%	7.00%	8.00%
Employer Group Waiver Plan (EGWP) trend rate	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.60%	3.70%	4.40%
Health care cost trend rate - pre-65	7.50%	8.00%	8.00%
Health care cost trend rate - post-65	6.50%	8.00%	8.00%
Prescription drug cost increases	7.00%	8.00%	8.00%

The following table summarizes the components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2014	2013	2012
Net periodic benefit cost:
Service cost	$2,434	$3,061	$2,943
Interest cost	12,782	12,183	13,520
Amortization of actuarial losses		3,934	1,715
Amortization of prior service credit	(503)	(328)	(656)
Net periodic benefit cost	14,713	18,850	17,522
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain)	27,757	(50,593)	18,961
Prior service credit arising during the year	(19,043)	(2,503)
Amortization of actuarial losses		(3,934)	(1,715)
Amortization of prior service credit	503	328	656
Total recognized in Cumulative other comprehensive loss	9,217	(56,702)	17,902
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$23,930	$(37,852)	$35,424

The estimated net actuarial losses and prior service (credits) for postretirement benefits other than pensions that are expected to be amortized from Cumulative other comprehensive loss into net periodic benefit cost in 2015 are $1,011 and $(4,529), respectively.
The assumed health care cost trend rate and prescription drug cost increases used to determine the net periodic benefit cost for postretirement health care benefits for 2015 both decrease in each successive year until reaching 5.0 percent in 2022. The assumed health care and prescription drug cost trend rates have a significant effect on the amounts reported for the postretirement health care benefit obligation. A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2014:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$23	$(66)
Effect on the postretirement benefit obligation	$734	$(1,697)

Prior to the 2013 Patient Protection and Affordable Care Act (PPACA), the Company offered retiree prescription drug coverage under Medicare Part D and was entitled to a tax-free retiree drug subsidy (RDS). In accordance with the accounting guidance related to the Medicare Act included in the Retirement Benefits Topic of the ASC, the effects of the RDS resulted in a $21,400 reduction of the accumulated postretirement benefit obligation for benefits attributed to past service, which was recognized prospectively beginning July 1, 2004. During 2012, this recognition resulted in a $5,712 reduction of the net periodic benefit cost, which consisted of changes in actuarial experience and reductions in interest cost of $5,278 and $434, respectively. There is no expense impact in years after 2012 due to the elimination of the tax deduction previously allowed for the RDS. Subsequent to the passing of the PPACA, the Company's retiree prescription drug coverage was restructured as an EGWP, and the benefits provided to plan participants remain substantially the same.
The Company expects to make retiree health care benefit cash payments and to receive government reimbursements as follows:

	Retiree Health Care Benefits	Government Reimbursement	Expected Cash Payments - Net
2015	$19,563	$(2,305)	$17,258
2016	20,759	(2,474)	18,285
2017	22,000	(2,667)	19,333
2018	22,884	(2,888)	19,996
2019	23,486	(3,107)	20,379
2020 through 2024	115,694	(16,779)	98,915
Total expected benefit cash payments	$224,386	$(30,220)	$194,166